NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
NET REVENUES
Schedule of disaggregation of revenue streams by type of customers and nature of services offered

	Years Ended December 31,
	2021	2022	2023
Product Revenues	12,331,705	13,403,436	14,841,910
B2C Business	491,855	408,305	357,975
B2B Business	11,839,850	12,995,131	14,483,935
Service Revenues	94,197	113,262	106,219
MP Service	52,309	68,477	70,271
Other Services	41,888	44,785	35,948
Total	12,425,902	13,516,698	14,948,129

Schedule of movements of the accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2021	404,469	176,256
Increase/(decrease), net	84,406	120,105
Ending Balance as of December 31, 2022	488,875	296,361
Increase/(decrease), net	47,948	(171,366)
Ending Balance as of December 31, 2023	536,823	124,995